[LOGO]
[THE HARTFORD]

August 16, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:	Hartford Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-148564	Huntington Hartford’s Personal Retirement Manager
Hartford’s Personal Retirement Manager Select
	File No. 333-159545	Hartford’s Personal Retirement Manager Series V-A
Hartford Life and Annuity Life Insurance Company Separate Account Seven (“Registrant”)
	File No. 333-148565	Hartford’s Personal Retirement Manager
	File No. 333-159547	Hartford’s Personal Retirement Manager Series V-A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

3.

The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

4.	The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on July 20, 2010.

Please do not hesitate to contact me at (860) 843-5910 if you have any questions.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko

Senior Legal Specialist